Average Annual Total Returns - First Trust Preferred Securities and Income ETF	First Trust Preferred Securities and Income ETF 1 Year	First Trust Preferred Securities and Income ETF 5 Years	First Trust Preferred Securities and Income ETF Since Inception	First Trust Preferred Securities and Income ETF Inception Date	First Trust Preferred Securities and Income ETF After tax on distributions 1 Year	First Trust Preferred Securities and Income ETF After tax on distributions 5 Years	First Trust Preferred Securities and Income ETF After tax on distributions Since Inception	First Trust Preferred Securities and Income ETF After tax on distributions and sale of fund shares 1 Year	First Trust Preferred Securities and Income ETF After tax on distributions and sale of fund shares 5 Years	First Trust Preferred Securities and Income ETF After tax on distributions and sale of fund shares Since Inception	ICE BofA Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE BofA Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes) 5 Years	ICE BofA Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes) Since Inception	ICE BofA U.S. Capital Securities Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE BofA U.S. Capital Securities Index (reflects no deduction for fees, expenses or taxes) 5 Years	ICE BofA U.S. Capital Securities Index (reflects no deduction for fees, expenses or taxes) Since Inception	Blended Index (reflects no deduction for fees, expenses or taxes) 1 Year		Blended Index (reflects no deduction for fees, expenses or taxes) 5 Years		Blended Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	6.50%	7.18%	5.86%	Feb. 11, 2013	4.26%	4.72%	3.40%	3.73%	4.39%	3.33%	6.95%	6.38%	6.19%	8.81%	7.34%	6.41%	7.92%	[1]	6.88%	[1]	6.32%	[1]

[1]	The Blended Index consists of a 50/50 blend of the ICE BofA Fixed Rate Preferred Securities Index and the ICE BofA U.S. Capital Securities Index. The Blended Index reflects the diverse allocation of institutional preferred and hybrid securities in the Fund’s portfolio. The indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index. The Blended Index returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 50-50 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Index for each period shown above.